Long-term Debt - Senior Notes (Details) (USD $) In Thousands, unless otherwise specified		3 Months Ended	0 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended			3 Months Ended
	Sep. 20, 2012 Senior Secured Credit Facility repaid	Mar. 24, 2014 $1.35 billion Senior Secured Credit Facility	Jul. 25, 2014 Refinance $1.35 billion Senior Secured Term Loan Facility	Jul. 25, 2014 New term loan B	Apr. 27, 2011 9.5% Senior Unsecured Notes due 2016	Jun. 30, 2014 9.5% Senior Unsecured Notes due 2016 Senior Secured Credit Facility repaid	Sep. 20, 2012 6.5% Senior Secured Notes due 2017	Oct. 01, 2016 6.5% Senior Secured Notes due 2017	Oct. 01, 2015 6.5% Senior Secured Notes due 2017	Mar. 26, 2014 7.25% Senior Unsecured Notes	Jun. 30, 2014 7.25% Senior Unsecured Notes	May 13, 2014 7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Principal amount	$ 1,040,000
Senior notes interest rate					9.50%		6.50%			7.25%
Proceeds from issuance of senior notes					487,500		781,965			493,625
Redemption price of senior note as a percentage of principal amount					100.00%		101.00%	100.00%	103.25%	101.00%	105.375%	104.50%
Senior Notes Payable												37,700
Amount used for repayment of debt						462,300
Credit facility amount drawn down		450,000
Line of Credit Facility, Maximum Borrowing Capacity			1,300,000
Release of restricted cash upon the repayment			75,000
Write off of deferred finance fees			$ 19,500
Debt Instrument Interest Rate Terms				Fixed rate
Maturity date				Jul. 25, 2021